Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share - Earnings Per Share [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share [Line Items]
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ 322,005	$ (527,427)
Weighted average number of ordinary share outstanding
Basic and Diluted	25,287,887	25,287,887
Earnings per share
Net income (loss) per share - Basic and Diluted	$ 0.01	$ (0.02)